Income Taxes - Deferred Tax in Shareholders' Equity (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax in Shareholders' Equity
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	CAD (19.0)	CAD 5.0
Common share issuance		26.0
Total deferred tax in shareholders' equity	CAD (19.0)	CAD 31.0